Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 01, 2019	Dec. 01, 2016	Jul. 31, 2015	Jul. 31, 2019	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
C000033214 [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			$ 46,526	$ 36,785	$ 29,203	$ 25,786	$ 36,024	$ 26,472	$ 17,800	$ 15,930	$ 12,075	$ 10,103
C000033215 [Member]
Account Value [Line Items]
Accumulated Value			10,000			47,462	37,455	29,674	26,152	36,453	26,734	17,945	16,026	12,128	10,123
C000033216 [Member]
Account Value [Line Items]
Accumulated Value			9,425			42,787	33,916	26,995	23,896	33,459	24,647	16,620	14,905	11,332	9,505
C000033217 [Member]
Account Value [Line Items]
Accumulated Value			10,000			44,257	35,166	28,057	24,898	34,954	25,812	17,446	15,689	11,958	10,054
C000174988 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 12,325	48,841	38,478	30,442	26,784	37,287	27,307	18,297	16,316
C000212516 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,568		29,065	22,788	17,937	15,703	21,750	15,850
Russell 1000 [Member]
Account Value [Line Items]
Accumulated Value			10,000			35,117	30,133	24,801	21,958	23,577	17,089	15,254	14,124	12,156	10,484
Russell 1000 (Inception Date 12/1/16) [Member]
Account Value [Line Items]
Accumulated Value		10,000			11,396	32,921	28,249	23,250	20,585	22,103	16,021	14,300	13,240
Russell 1000 (Inception Date 4/1/19) [Member]
Account Value [Line Items]
Accumulated Value	10,000			10,464		24,090	20,671	17,013	15,063	16,174	11,723
Russell 1000 Growth [Member]
Account Value [Line Items]
Accumulated Value			$ 10,000			48,297	39,029	30,747	26,210	29,760	21,774	16,770	15,132	$ 12,318	$ 10,435
Russell 1000 Growth (Inception Date 12/1/16) [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,957	46,882	37,886	29,846	25,443	28,888	21,136	$ 16,279	$ 14,689
Russell 1000 Growth (Inception Date 4/1/19) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 10,576		$ 30,458	$ 24,613	$ 19,390	$ 16,529	$ 18,768	$ 13,731